Statements of Changes in Stockholders Equity (Deficiency) (Parenthetical) - $ / shares	May 31, 2016	May 31, 2015
Share price		$ 0.25
Common Stock [Member] | Cash #1 [Member]
Share price	$ 0.25
Common Stock [Member] | Cash #2 [Member]
Share price	0.50
Common Stock [Member] | Services #1 [Member]
Share price	0.25
Common Stock [Member] | Services #2 [Member]
Share price	0.50
Common Stock [Member] | Services #3 [Member]
Share price	1.00
Common Stock [Member] | Investment[Member]
Share price	0.50
Common Stock [Member] | Repay Note[Member]
Share price	0.25
Preferred Stock [Member] | Services #1 [Member]
Share price	$ 0.001